Subsidiary guarantee information (Details 4) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	SFr 2,779	SFr (17,618)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	305	(243)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	16,054	(5,756)
Purchase of investment securities	(272)	(459)
Proceeds from sale of investment securities	14	48
Maturities of investment securities	342	92
Investments in subsidiaries and other investments	(335)	(483)
Proceeds from sale of other investments	951	850
(Increase)/decrease in loans	(3,677)	(9,057)
Proceeds from sale of loans	1,018	943
Capital expenditures for premises and equipment and other intangible assets	(474)	(411)
Proceeds from sale of premises and equipment and other intangible assets	11	0
Other, net	195	150
Net cash provided by/(used in) investing activities of continuing operations	14,132	(14,326)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	1,065	16,644
Increase/(decrease) in short-term borrowings	1,110	9,095
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(7,873)	(5,659)
Issuances of long-term debt	47,503	32,023
Repayments of long-term debt	(29,565)	(19,616)
Issuances of common shares	1	297
Sale of treasury shares	7,435	4,033
Repurchase of treasury shares	(8,385)	(4,792)
Dividends paid/capital repayments	(427)	(1,227)
Other, net	384	(1,468)
Net cash provided by/(used in) financing activities of continuing operations	11,248	29,330
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(3,454)	574
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations	0	(183)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	24,705	(2,223)
Cash and due from banks at beginning of period	79,349	68,692
Cash and due from banks at end of period	104,054	66,469
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	3,876	(1,897)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	0	(7,688)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	13,657	(17,533)
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	10	0
Investments in subsidiaries and other investments	(223)	(300)
Proceeds from sale of other investments	778	780
(Increase)/decrease in loans	3,006	8,466
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(120)	(122)
Proceeds from sale of premises and equipment and other intangible assets	2
Other, net	13	7
Net cash provided by/(used in) investing activities of continuing operations	17,123	(16,390)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	42	783
Increase/(decrease) in short-term borrowings	2,737	9,346
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(15,728)	7,526
Issuances of long-term debt	2,199	2,896
Repayments of long-term debt	(8,301)	(1,440)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	0	0
Other, net	(588)	(753)
Net cash provided by/(used in) financing activities of continuing operations	(19,639)	18,358
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(275)	(18)
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations		(8)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	1,085	45
Cash and due from banks at beginning of period	4,572	4,965
Cash and due from banks at end of period	5,657	5,010
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	(802)	(15,917)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(91)	7,156
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,000	11,771
Purchase of investment securities	(272)	(459)
Proceeds from sale of investment securities	14	48
Maturities of investment securities	322	10
Investments in subsidiaries and other investments	(85)	(151)
Proceeds from sale of other investments	142	43
(Increase)/decrease in loans	(6,205)	(16,896)
Proceeds from sale of loans	1,018	943
Capital expenditures for premises and equipment and other intangible assets	(348)	(285)
Proceeds from sale of premises and equipment and other intangible assets	9
Other, net	179	142
Net cash provided by/(used in) investing activities of continuing operations	(3,317)	2,322
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	985	15,896
Increase/(decrease) in short-term borrowings	(1,627)	(251)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,855	(13,185)
Issuances of long-term debt	44,756	29,134
Repayments of long-term debt	(21,019)	(20,244)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	(10)	(59)
Other, net	(420)	(357)
Net cash provided by/(used in) financing activities of continuing operations	30,520	10,934
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(3,128)	593
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations		(175)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	23,273	(2,243)
Cash and due from banks at beginning of period	73,428	63,116
Cash and due from banks at end of period	96,701	60,873
Bank
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	3,074	(17,814)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(91)	(532)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	15,657	(5,762)
Purchase of investment securities	(272)	(459)
Proceeds from sale of investment securities	14	48
Maturities of investment securities	332	10
Investments in subsidiaries and other investments	(308)	(451)
Proceeds from sale of other investments	920	823
(Increase)/decrease in loans	(3,199)	(8,430)
Proceeds from sale of loans	1,018	943
Capital expenditures for premises and equipment and other intangible assets	(468)	(407)
Proceeds from sale of premises and equipment and other intangible assets	11
Other, net	192	149
Net cash provided by/(used in) investing activities of continuing operations	13,806	(14,068)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	1,027	16,679
Increase/(decrease) in short-term borrowings	1,110	9,095
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(7,873)	(5,659)
Issuances of long-term debt	46,955	32,030
Repayments of long-term debt	(29,320)	(21,684)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	(10)	(59)
Other, net	(1,008)	(1,110)
Net cash provided by/(used in) financing activities of continuing operations	10,881	29,292
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(3,403)	575
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations		(183)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	24,358	(2,198)
Cash and due from banks at beginning of period	78,000	68,081
Cash and due from banks at end of period	102,358	65,883
Group parent company
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	(80)	250
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(5)	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Purchase of investment securities	0	(2,217)
Proceeds from sale of investment securities	0	0
Maturities of investment securities	0	0
Investments in subsidiaries and other investments	0	(1,352)
Proceeds from sale of other investments	0	3
(Increase)/decrease in loans	210	2,476
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0
Proceeds from sale of premises and equipment and other intangible assets	0
Other, net	6	0
Net cash provided by/(used in) investing activities of continuing operations	211	(1,090)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	(161)	(433)
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	0	2,217
Repayments of long-term debt	(30)	0
Issuances of common shares	1	297
Sale of treasury shares	3	0
Repurchase of treasury shares	(1,004)	(705)
Dividends paid/capital repayments	(415)	(1,125)
Other, net	1,217	861
Net cash provided by/(used in) financing activities of continuing operations	(389)	1,112
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(48)	(2)
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations		0
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(306)	270
Cash and due from banks at beginning of period	917	795
Cash and due from banks at end of period	611	1,065
Group Parent company - subsidiary that holds a banking license
Net increase/(decrease) in cash and due from banks
Dividend income from investments	220	150
Group Parent company - subsidiary that doesn't hold a banking license
Net increase/(decrease) in cash and due from banks
Dividend income from investments	31	113
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	(215)	(54)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	401	289
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	397	6
Purchase of investment securities	0	2,217
Proceeds from sale of investment securities	0	0
Maturities of investment securities	10	82
Investments in subsidiaries and other investments	(27)	1,320
Proceeds from sale of other investments	31	24
(Increase)/decrease in loans	(688)	(3,103)
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(6)	(4)
Proceeds from sale of premises and equipment and other intangible assets	0
Other, net	(3)	1
Net cash provided by/(used in) investing activities of continuing operations	115	832
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	199	398
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	548	(2,224)
Repayments of long-term debt	(215)	2,068
Issuances of common shares	0	0
Sale of treasury shares	7,432	4,033
Repurchase of treasury shares	(7,381)	(4,087)
Dividends paid/capital repayments	(2)	(43)
Other, net	175	(1,219)
Net cash provided by/(used in) financing activities of continuing operations	756	(1,074)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(3)	1
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations		0
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	653	(295)
Cash and due from banks at beginning of period	432	(184)
Cash and due from banks at end of period	SFr 1,085	SFr (479)